Lease - Schedule Of information related to operating leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Lease
Cash payments for operating leases	¥ 2,465	$ 363	¥ 2,994
ROU assets obtained in exchange for operating lease liabilities	¥ 411	$ 61	¥ 2,726